SUPPLEMENT DATED JULY 15, 2014

 FIRST INVESTORS INCOME FUNDS AND FIRST INVESTORS EQUITY FUNDS
 STATEMENTS OF ADDITIONAL INFORMATION DATED JANUARY 31, 2014

FIRST INVESTORS LIFE SERIES FUNDS AND FIRST INVESTORS TAX EXEMPT FUNDS
STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2014

FIRST INVESTORS INCOME FUNDS LIMITED DURATION HIGH QUALITY BOND FUND
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 19, 2014

The table titled "OFFICERS WHO ARE NOT TRUSTEES” is deleted in its entirety and replaced with the following:

OFFICERS WHO ARE NOT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years
William M. Lipkus 10/30/64	President since June 2014
President, First Investors Family of Funds, since June 2014; Chief Executive Officer, President and Director since 2012, Chief Administrative Officer 2012-2014, Treasurer 1999-2013 and Chief Financial Officer 1997-2013 of FICC; Chairman since 2012, Director since 2007, Chief Administrative Officer 2012-2014, and Chief Financial Officer 1998-2013 of FIMCO; Chairman since 2012, Director since 2011, Chief Administrative Officer 2012-2014, Treasurer 1999-2013 and Chief Financial Officer 1998-2013 of  FIC; Chairman since 2012, Director since 2007, Chief Administrative Officer 2012-2014, Treasurer and Chief Financial Officer 1998-2013 of Administrative Data Management Corp.; Chairman and Director since 2012, Chief Administrative Officer 2012-2014, Vice President 1996-2014, Treasurer and Chief Financial Officer 1996-2013 of FIL; and Chairman and Member of Board of Managers since 2012, Chief Financial Officer 2012-2013 of First Investors Advisory Services, LLC.

Joseph I. Benedek 8/2/57	Treasurer since 1988	Treasurer and Principal Accounting Officer of First Investors Management Company, Inc.
Mary Carty 11/11/50	Secretary since 2010
General Counsel of First Investors Management Company, Inc. and various affiliated companies since December 2012 and Assistant Counsel of First Investors Management Company Inc. (2010-2012).  Special Counsel and Associate at Willkie Farr & Gallagher LLP (1998-2009).

Marc Milgram 6/9/57	Chief Compliance Officer since 2010
Chief Compliance Officer of First Investors Management Company, Inc. since 2010; Investment Compliance Manager of First Investors Management Company, Inc. (2009-2010); First Investors Federal Savings Bank, President (2000-2011), Treasurer (1987-2011) and Director (2004-2011); First Investors Corporation, Vice President (2008-2009); and Administrative Data Management Corp., Vice President (2008-2009).

* Officers are appointed by the Board for one-year terms.

* * * * *

Please retain this Supplement for future reference.

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